Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Tax prepayments	¥ 281,662	$ 39,671	¥ 275,979
Prepaid expenses	23,633	3,329	23,067
Rental and other deposits	13,843	1,950	20,634
Receivables from third-party payment platform	29,430	4,145	17,927
Interest receivable	5,827	821	2,431
Other receivables	6,164	868	17,484
Prepaid expenses and other current assets	¥ 360,559	$ 50,784	¥ 357,522